Commitments - Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 1,229
2015	1,230
2016	1,230
2017	102
2018
Thereafter
Total	$ 3,791